Note 10 - Noncontrolling Interest - Clyra Medical (Details Textual)		1 Months Ended		3 Months Ended	12 Months Ended		66 Months Ended
	Dec. 04, 2024 USD ($)	Oct. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 13, 2022
Payments to Acquire Notes Receivable					$ (0)	$ 82,000
Warrants and Rights Outstanding					$ 5,000		$ 5,000
Class of Warrant or Right, Issued During Period (in shares) | shares					2,263,160	4,127,516
Debt Conversion, Converted Instrument, Amount					$ 250,000	$ 0
Stock Issued During Period, Shares, Issued for Services (in shares) | shares					2,807,771	1,107,594
Stock Issued During Period, Value, Issued for Services					$ 557,000	$ 284,000
Share Price (in dollars per share) | $ / shares					$ 0.18		$ 0.18	$ 0.18
Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				0.64	0.72	0.64	0.72
Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				0.87	0.73	0.87	0.73
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				0.0415	0.0367	0.0415	0.0367
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				0.0538	0.0373	0.0538	0.0373
Conversion From Convertible Notes to Shares of Clyra Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares					41,667
Convertion of Debt to Shares of Clyra Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares			148,156
Debt Conversion, Converted Instrument, Amount			$ 741,000
Clyra Medical [Member]
Shares, Outstanding (in shares) | shares				10,544,527	11,375,860	10,544,527	11,375,860
Shares Issued, Price Per Share (in dollars per share) | $ / shares								$ 3.1
Stock Issued During Period, Shares, New Issues (in shares) | shares					72,244	373,875
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				441,336		441,336
Proceeds from Issuance or Sale of Equity					$ 445,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares					1,036,829	497,942
Finance Lease, Liability					$ 360,000		$ 360,000
Clyra Medical [Member] | Vendors [Member]
Warrants and Rights Outstanding				$ 7,000		$ 7,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares					37,582	11,331
Stock Issued During Period, Value, Issued for Services					$ 100,000	$ 29,000
Clyra Medical [Member] | Employees and Consultants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares					1,036,829	497,942
Share-Based Compensation Arrangement by Share-Based Payment Award, Expiration Period (Year)					10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Fair Value					$ 1,760,000	$ 528,000
Clyra Medical [Member] | Employees and Consultants [Member] | Options With the Exercise Price of 4.5 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares					965,930
Clyra Medical [Member] | Employees and Consultants [Member] | Options With the Exercise Price of 3.1 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares) | shares					70,899
Clyra Medical [Member] | Employees and Consultants [Member] | Share-Based Payment Arrangement, Option [Member]
Share Price (in dollars per share) | $ / shares				$ 3.1	$ 4.5	$ 3.1	$ 4.5
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount Rate					30.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum					3.48%	3.95%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum					4.45%	4.34%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum					21.00%	43.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum					49.00%	49.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term (Year)						10 years
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount					$ 1,490,000		$ 1,490,000
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					3 years
Clyra Medical [Member] | Series A Preferred Stock [Member]
Shares, Outstanding (in shares) | shares				746,418	746,418	746,418	746,418
Preferred Stock, Dividend Rate, Percentage					15.00%
Preferred Stock, Convertible, Sale of Stock Amount								$ 5,000,000
Clyra Medical [Member] | Series B Preferred Stock [Member]
Shares, Outstanding (in shares) | shares					330,000		330,000
Clyra Medical [Member] | Sale Leaseback of Equipment [Member]
Receivable with Imputed Interest, Effective Yield (Interest Rate)	15.00%
Proceeds from Sale of Property, Plant, and Equipment	$ 350,000
Financing Receivable, after Allowance for Credit Loss	82,000
Lessee, Finance Lease, Purchase Option, Amount	$ 82,000
Lessee, Finance Lease, Term of Contract (Month)	49 months
Finance Lease, Liability					$ 450,000		$ 450,000
Clyra Medical [Member] | Revolving Credit Facility [Member] | Vernal Bay Capital Group, LLC [Member] | Inventory Line of Credit [Member]
Line of Credit Facility, Monthly Percentage of Gross Product Sales Required to be Used as Payment of Debt on First 180 Days					30.00%		30.00%
Line of Credit Facility, Maximum Borrowing Capacity					$ 1,000,000		$ 1,000,000
Proceeds from Lines of Credit, Total							260,000
Repayments of Lines of Credit							126,000
Debt Instrument, Percentage of Principal Payment, Cap									15.00%
Long-Term Line of Credit				$ 134,000	$ 134,000	$ 134,000	$ 134,000
Clyra Medical [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				21		21
Clyra Medical [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				0.49		0.49
Clyra Medical [Member] | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0.30		0.30
Clyra Medical [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				3.95	3.48	3.95	3.48
Clyra Medical [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				4.34	4.45	4.34	4.45
Clyra Medical [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input				0.5		0.5
Clyra Medical [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input				5		5
Clyra Medical [Member] | Warrants Issued Concurrently with Note Payable [Member]
Debt Instrument, Interest Rate, Stated Percentage					15.00%		15.00%
Debt Instrument, Face Amount					$ 575,000		$ 575,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 6		$ 6
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares					72,667		72,667
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares					$ 6.5		$ 6.5
Clyra Medical [Member] | Warrant In Connection With Convertible Note [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares					41,667		41,667
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares					$ 7.5		$ 7.5
Warrants and Rights Outstanding, Measurement Input					6		6
Clyra Medical [Member] | Warrant in Connection with Guaranteed Note [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares					88,462		88,462
Warrants and Rights Outstanding					$ 80,000		$ 80,000
Long-Term Debt, Gross					$ 575,000		$ 575,000
Clyra Medical [Member] | Warrants Expiring February 28, 2027 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 7.5		$ 7.5
Warrants and Rights Outstanding				$ 163,000	$ 45,000	$ 163,000	$ 45,000
Class of Warrant or Right, Issued During Period (in shares) | shares					36,122
Number of Accredited Investors				29	6	29	6
Proceeds from Issuance or Sale of Equity						$ 2,005,000
Clyra Medical [Member] | March 31, 2025 Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 6		$ 6
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares					5,707		5,707
Warrants and Rights Outstanding, Term (Month)					5 years		5 years
Clyra Medical [Member] | Vendor Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 7.5		$ 7.5
Warrants and Rights Outstanding					$ 8,000		$ 8,000
Warrants and Rights Outstanding, Term (Month)					3 years		3 years
Class of Warrant or Right, Issued During Period (in shares) | shares					13,847
Clyra Medical [Member] | Warrants Issued With Promissory Notes [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 6		$ 6
Warrants and Rights Outstanding				$ 160,000		$ 160,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				177,333		177,333
Warrants and Rights Outstanding, Term (Month)				5 years		5 years
Clyra Medical [Member] | Saleleaseback Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 6		$ 6
Warrants and Rights Outstanding				$ 106,000		$ 106,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				58,333		58,333
Warrants and Rights Outstanding, Term (Month)				5 years		5 years
Clyra Medical [Member] | Clyra Unit Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 7.5		$ 7.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares				205,670		205,670
Clyra Medical [Member] | Notes Payable, Other Payables [Member]
Proceeds from Issuance of Debt				$ 1,064,000
Debt Instrument, Interest Rate, Stated Percentage				15.00%	15.00%	15.00%	15.00%
Debt Instrument, Face Amount					$ 436,000		$ 436,000
Warrants and Rights Outstanding					99,000		99,000
Long-Term Debt, Gross				$ 864,000	$ 1,300,000	$ 864,000	$ 1,300,000
Clyra Medical [Member] | Notes Payable, Other Payables [Member] | Biolargo [Member]
Payments to Acquire Notes Receivable				$ 200,000
Clyra Medical [Member] | Convertible Debt [Member]
Debt Instrument, Interest Rate, Stated Percentage					15.00%		15.00%
Debt Instrument, Face Amount					$ 250,000		$ 250,000
Warrants and Rights Outstanding					$ 52,000		$ 52,000
Debt Instrument, Term (Year)					2 years
Clyra Medical Technologies [Member] | Series A Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares					0	0
Clyra Medical Technologies [Member] | Series B Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		330,000
Proceeds from Issuance of Preferred Stock and Preference Stock		$ 2,145,000
Clyra Medical Technologies [Member] | Warrants Issued With Secured Promissory Notes and Convertible Promissory Notes [Member] | Valuation Technique, Black-Scholes-Merton Model [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Warrants and Rights Outstanding, Measurement Input					21		21
Clyra Medical Technologies [Member] | Warrants Issued With Secured Promissory Notes and Convertible Promissory Notes [Member] | Valuation Technique, Black-Scholes-Merton Model [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Warrants and Rights Outstanding, Measurement Input					43		43
Clyra Medical Technologies [Member] | Warrants Issued in October 2025 Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares		$ 7.5
Warrants and Rights Outstanding		$ 94,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares) | shares		165,000
Warrants and Rights Outstanding, Term (Month)		3 years
Clyra Medical Technologies [Member] | Warrant Holder Unit Offering [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares					$ 7.5		$ 7.5
Warrants and Rights Outstanding					$ 212,000		$ 212,000
Class of Warrant or Right, Issued During Period (in shares) | shares					336,916
Number of Accredited Investors					26		26
Proceeds from Issuance or Sale of Equity					$ 1,894,000
Clyra Medical [Member]
Subsidiary, Ownership Percentage, Parent					48.00%		48.00%
Clyra Medical [Member] | Common Stock [Member]
Investment Owned, Balance, Shares (in shares) | shares					5,470,921		5,470,921
Clyra Medical [Member] | Preferred Stock, Series A [Member]
Investment Owned, Balance, Shares (in shares) | shares					165,765		165,765